Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Accumulated Amortization		$ 396,795	$ 242,255
Customer Relationships [Member]
Finite lived ntangible assets, beginning balance		4,042,500
Additions	$ 4,158,000		4,158,000
Disposals
Gross value, after additions disposals		4,158,000	4,158,000
Accumulated Amortization		(392,700)	(115,500)
Finite lived intangible assets. ending balance		3,765,300	4,042,500
Computer Software [Member]
Finite lived ntangible assets, beginning balance		520,488	440,444
Additions		29,401	80,044
Disposals		(146,221)
Gross value, after additions disposals		403,668	520,488
Accumulated Amortization		(332,064)	(351,394)
Finite lived intangible assets. ending balance		$ 71,604	$ 520,488